Rule 24f-2 Notice For
                          PAINEWEBBER/KIDDER PEABODY
                          TAX EXEMPT MONEY FUND INC.

                         (1933 Act File No. 2-81820)


1. The fiscal period for which the notice is filed:
        October 1, 1994 to September 30, 1995

2. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of such fiscal period:
        None

3. The number or amount of securities, if any, registered during such fiscal period other than pursuant to this section:
        None

4. The number or amount of securities sold during such fiscal period:
        $2,121,890,424 representing 2,121,890,424 shares of common stock ($0.01 par value)

5. The number or amount of securities sold during such fiscal period in reliance upon registration pursuant to this section:
        $2,121,890,424 representing 2,121,890,424 shares of common stock
        ($0.01 par value)

6. The calculation of filing fee:

   (a)  The total amount of registered shares of
        common stock ($0.01 par value) sold
        including sales load:                           $2,121,890,424
   (b)  Less the total amount of registered shares of
        common stock ($0.01 par value) redeemed
        or repurchased:                                 (2,340,305,431)
                                                        --------------
   (c)  Difference (i.e., (a) less (b)):                 ($218,415,007)
                                                        ==============
   (d)  Filing fee pursuant to section 6(b) of
        1933 Act (Line (c) Amount x 0.00034483):                    $0
                                                        ==============

                                         /s/ Paul Schubert

                                         Paul Schubert
                                         Assistant Treasurer and Vice President
                                         PaineWebber/Kidder Peabody
                                         Tax Exempt Money Fund, Inc.

Date:  November 20, 1995